Document and Entity Information	Aug. 10, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001847590
Document Type	8-K
Document Period End Date	Aug. 10, 2026
Entity Registrant Name	Bowman Consulting Group Ltd.
Entity Incorporation State Country Code	DE
Entity File Number	001-40371
Entity Tax Identification Number	54-1762351
Entity Address, Address Line One	12355 Sunrise Valley Drive
Entity Address, Address Line Two	Suite 520
Entity Address, City or Town	Reston
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20191
City Area Code	(703)
Local Phone Number	464-1000
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	BWMN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false